Segment and corporate information- Segment Activities (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from contracts with external customers	€ 4,038,384,000	€ 3,904,635,000
other revenue	94,173,000	70,994,000
Revenue external customers	4,132,557,000	3,975,629,000
Inter - segment revenue		0
Revenue	4,132,557,000	3,975,629,000
Segment operating income	536,550,000	496,876,000
Interest	107,848,000	82,933,000
Income before income taxes	428,702,000	413,943,000
Depreciation and amortization	362,376,000	174,994,000
Income (loss) from equity method investees	20,033,000	17,904,000
Total assets	32,353,204,000	24,157,061,000	€ 26,242,268,000
thereof investments in equity method investees	630,439,000	619,730,000	€ 649,780,000
Additions of property, plant and equipment and intangible assets	337,277,000	231,170,000
North America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	2,826,212,000	2,719,627,000
other revenue	60,564,000	54,835,000
Revenue external customers	2,886,776,000	2,774,462,000
Inter - segment revenue	576,000	400,000
Revenue	2,887,352,000	2,774,862,000
Segment operating income	372,394,000	362,208,000
Depreciation and amortization	228,735,000	90,655,000
Income (loss) from equity method investees	21,362,000	18,801,000
Total assets	21,513,220,000	15,408,120,000
thereof investments in equity method investees	332,184,000	316,916,000
Additions of property, plant and equipment and intangible assets	188,150,000	141,821,000
EMEA Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	635,800,000	631,224,000
other revenue	16,813,000	4,584,000
Revenue external customers	652,613,000	635,808,000
Inter - segment revenue	1,000	303,000
Revenue	652,614,000	636,111,000
Segment operating income	137,776,000	108,934,000
Depreciation and amortization	46,973,000	28,861,000
Income (loss) from equity method investees	(1,317,000)	(1,334,000)
Total assets	4,232,196,000	3,640,775,000
thereof investments in equity method investees	177,658,000	181,938,000
Additions of property, plant and equipment and intangible assets	47,114,000	30,405,000
Asia-Pacific Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	411,603,000	380,801,000
other revenue	15,971,000	10,661,000
Revenue external customers	427,574,000	391,462,000
Inter - segment revenue	234,000	187,000
Revenue	427,808,000	391,649,000
Segment operating income	94,702,000	74,220,000
Depreciation and amortization	22,601,000	11,159,000
Income (loss) from equity method investees	(294,000)	335,000
Total assets	2,669,344,000	2,081,140,000
thereof investments in equity method investees	96,641,000	96,961,000
Additions of property, plant and equipment and intangible assets	13,743,000	10,034,000
Latin America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	160,601,000	169,340,000
other revenue	825,000	914,000
Revenue external customers	161,426,000	170,254,000
Inter - segment revenue	65,000	39,000
Revenue	161,491,000	170,293,000
Segment operating income	11,395,000	14,114,000
Depreciation and amortization	8,363,000	4,580,000
Income (loss) from equity method investees	282,000	102,000
Total assets	821,984,000	694,375,000
thereof investments in equity method investees	23,956,000	23,915,000
Additions of property, plant and equipment and intangible assets	14,783,000	3,796,000
Operating Segments
Disclosure of operating segments [line items]
Revenue from contracts with external customers	4,034,216,000	3,900,992,000
other revenue	94,173,000	70,994,000
Revenue external customers	4,128,389,000	3,971,986,000
Inter - segment revenue	876,000	929,000
Revenue	4,129,265,000	3,972,915,000
Segment operating income	616,267,000	559,476,000
Depreciation and amortization	306,672,000	135,255,000
Income (loss) from equity method investees	20,033,000	17,904,000
Total assets	29,236,744,000	21,824,410,000
thereof investments in equity method investees	630,439,000	619,730,000
Additions of property, plant and equipment and intangible assets	263,790,000	186,056,000
Corporate
Disclosure of operating segments [line items]
Revenue from contracts with external customers	4,168,000	3,643,000
Revenue external customers	4,168,000	3,643,000
Inter - segment revenue	(876,000)	(929,000)
Revenue	3,292,000	2,714,000
Segment operating income	(79,717,000)	(62,600,000)
Depreciation and amortization	55,704,000	39,739,000
Total assets	3,116,460,000	2,332,651,000
Additions of property, plant and equipment and intangible assets	€ 73,487,000	€ 45,114,000